Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 22.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LCV-13-01  April 29, 2013
1.918632.104

Supplement to the
Fidelity Advisor® Stock Selector Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 24.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALCV-13-01  April 29, 2013
1.847519.112

Supplement to the
Fidelity Advisor®
Stock Selector Large
Cap Value Fund
Institutional Class
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 22.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALCVI-13-01  April 29, 2013
1.855556.110